7. Other Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Other Related Party Transactions

Office space

We currently occupy approximately 1,500 square feet of office and garage space at 3500 75th Street West, Rosamond, California. We share this space with Matthew D. Jackson, our Chief Marketing Officer. Presently, we do not incur any expenses for the use of this facility.

Consulting expense to related party (DEVCAP Partners, LLC)

On January 1, 2014, the Company executed a three-year consulting agreement with DEVCAP Partners, LLC, (“DEVCAP”), whereby the Company agreed to pay $7,500 a month for consulting services to be provided to the Company such as marketing, architectural development, accounting, finance, corporate structure and tax planning. For the three months ended June 30, 2017 and 2016, the Company recorded consulting fee expense to DEVCAP of $22,500. For the six months ended June 30, 2017 and 2016, the Company recorded consulting fee expense to DEVCAP of $45,000. The amount due but unpaid is $187,500 and $142,500 at June 30, 2017 and 2016, respectively, and is included in accounts payable- related parties on the balance sheet.

Consulting expense to related party (Ray Gerrity)

On January 1, 2014, the Company entered into a verbal consulting agreement with its Chief Executive Officer, Ray Gerrity, whereby the Company agreed to pay $2,500 per quarter for consulting services related to his duties as Chief Executive Officer. For the three months ended June 30, 2017 and 2016, the Company recorded consulting fee expense of $2,500. For the six months ended June 30, 2017 and 2016, the Company recorded consulting fee expense of $5,000. The amount due but unpaid was $25,000 and $20,000 at June 30, 2017 and December 31, 2016, respectively, and was included on the balance sheet as accounts payable - related parties.

Consulting expense to related party (Robert Wilson)

On January 1, 2014, the Company entered into a verbal consulting agreement with its Chief Financial Officer, Robert Wilson, whereby the Company agreed to pay $2,500 per quarter for consulting services related to his duties as Chief Financial Officer. He resigned effective April 1, 2017. For the three and six months ended June 30, 2016, the Company recorded consulting fee expense of $2,500 and $5,000, respectively. The Company accrued $2,500 for the first quarter of 2017. Mr. Wilson resigned effective April 1, 2017. The amount due but unpaid was $17,500 and $15,000 at June 30, 2017 and December 31, 2016, respectively, and was included on the balance sheet as accounts payable - related parties.

Related party purchase of asset

On February 4, 2017, the Company purchased a 1971 Chevrolet Corvette for use in the business operations. The vehicle was acquired from the majority shareholder in exchange for 160,000 of stock valued at $.15 per share, for a total of $24,000.

On April 15, 2017, the Company purchased a 1995 Featherlite trailer for use in the business operations. The trailer was purchased from a shareholder in exchange for 300,000 shares valued at $.20 per share, for a total of $60,000.

Office space

We currently occupy approximately 1,500 square feet of office and garage space at 3500 75th Street West, Rosamond, California. We share this space with Matthew D. Jackson, our Chief Marketing Officer. Presently, we do not incur any expenses for the use of this facility.

Line of credit from related parties

The Company has two line of credit agreements with related parties. DEVCAP Partners, LLC is also the majority shareholder in the Company. General Pacific Partners, LLC is owned by the party that owns DEVCAP Partners, LLC. See Note 6 for further disclosure.

Consulting expense to related party (DEVCAP Partners, LLC)

On January 1, 2014, the Company executed a three-year consulting agreement with DEVCAP Partners, LLC, (“DEVCAP”), whereby the Company agreed to pay $7,500 a month for consulting services to be provided to the Company such as marketing, architectural development, accounting, finance, corporate structure and tax planning. The Company recorded consulting fee expense of $90,000 for each of the years ended December 31, 2016 and 2015. The amount due but unpaid at December 31, 2016 and 2015 was $142,500 and 52,500, respectively and is included on the balance sheet as accounts payable- related parties.

Consulting expense to related party (Ray Gerrity)

On January 1, 2014, the Company entered into a verbal consulting agreement with its Chief Executive Officer, Ray Gerrity, whereby the Company agreed to pay $2,500 per quarter for consulting services related to his duties as Chief Executive Officer. For each of the years ended December 31, 2016 and 2015, the Company recorded consulting fee expense of $10,000. The amount due but unpaid was $20,000 and $10,000 at December 31, 2016 and 2015, respectively, and was included on the balance sheet as accounts payable - related parties.

Consulting expense to related party (Robert Wilson)

On January 1, 2014, the Company entered into a verbal consulting agreement with its Chief Financial Officer, Robert Wilson, whereby the Company agreed to pay $2,500 per quarter for consulting services related to his duties as Chief Executive Officer. For each of the years ended December 31, 2016 and 2015, the Company recorded consulting fee expense of $10,000. The amount due but unpaid was $15,000 and $5,000 at December 31, 2016 and 2015, respectively, and was included on the balance sheet as accounts payable - related parties

Purchase of equipment from related parties

In October 2015, the Company purchased a 1966 Ford Mustang from DEVCAP Partners, LLC to be used in promotional and operational activities for a total price of $36,785. The payable was converted to 250,000 shares of stock. On April 16, 2016, the Company returned the vehicle to DEVCAP Partners, LLC in exchange for cancellation of 250,000 shares of stock. The value of the cancelled shares was deemed to be the net book value of the vehicle on the date of transfer, $33,107. The vehicle was purchased with the intent of using it to tow trailers displaying advertising. It was subsequently determined that the vehicle was not suitable for its intended purpose and was returned to the original owner.

On June 13, 2016, the Company purchased equipment for $5,859 from a company whose president is a family member of the managing member and the majority membership interest holder of our majority shareholder. See note 4 for further details.